Note 5 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, Rate in Thousands										3 Months Ended		9 Months Ended	12 Months Ended
		Feb. 10, 2017	Aug. 31, 2016	Jun. 20, 2016	Mar. 21, 2016	Aug. 04, 2015	Jun. 24, 2015	Apr. 20, 2015	Aug. 07, 2007	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, Conversion of Units													2,167,420		258,236
Stock Issued During Period, Value, Conversion of Convertible Securities										$ 400,000			$ 589,371		$ 64,559
Stock Issued During Period, Shares, Exercise of Warrants										510,000	0		2,818,271
Stock Issued During Period, Value, Exercise of Warrants										$ 153,000			$ 864,009
Capitalization, Equity	[1]												158,139,714
Preferred Stock, Shares Outstanding										0			0		0
Employee Stock Option [Member]
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Forfeiture Rate										0.00%			0.00%
The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										300,000		300,000	40,000		1,040,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 0.69			$ 0.45		$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number												120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price										$ 0.47	$ 0.44		$ 0.44		$ 0.44	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			262,500										262,500
The 2007 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Outside of the 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										583,526	263,523		1,009,718		2,075,931
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 0.59	$ 0.33		$ 0.48		$ 0.40
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value													$ 357,312		$ 887,864
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price										$ 0.41	$ 0.40		$ 0.40		$ 0.40	$ 0.40
Other Liabilities, Current													$ 316,007		$ 942,509
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										$ 20,025	$ 94,905		$ 99,600		$ 74,145
Outside of the 2007 Plan [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													1,009,718		2,075,934
Outside of the 2007 Plan [Member] | Maximum [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 0.83		$ 0.65
Outside of the 2007 Plan [Member] | Minimum [Member] | Board of Directors and Vendors [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 0.33		$ 0.33
Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense										$ 280,288	$ 301,839		$ 751,113		$ 1,831,313
Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense					$ 119,971	$ 620,403							$ 76,950		$ 94,050
Consultants [Member]
Stock Issued During Period, Shares, Issued for Services										144,545	192,214		2,342,264		631,643
Consultants [Member] | Selling, General and Administrative Expenses [Member]
Stock Issued During Period, Value, Issued for Services													$ 993,078
Officers and Consultants [Member] | Accrued and Unpaid Salary and Unreimbursed Expenses [Member]
Stock Issued During Period, Shares, Issued for Services															1,370,480
Officers and Consultants [Member] | Selling, General and Administrative Expenses [Member] | Accrued and Unpaid Salary and Unreimbursed Expenses [Member]
Stock Issued During Period, Value, Issued for Services															$ 670,339
Non-employee Members of the Board of Directors [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				40,000			40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.45			$ 0.38
Non-employee Members of the Board of Directors [Member] | Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value				$ 18,000			$ 15,200
Board of Directors and Vendors [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					307,777
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension					5 years
Board of Directors and Vendors [Member] | Outside of the 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										283,526	263,523
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 0.50	$ 0.33
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value										$ 141,763
Board of Directors and Vendors [Member] | Selling, General and Administrative Expenses [Member] | Outside of the 2007 Plan [Member]
Allocated Share-based Compensation Expense										20,092	$ 86,963
Chief Financial Officer [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		300,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.69
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value										207,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number												15,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Number of Shares to Vest Each Month		25,000
Chief Financial Officer [Member] | The 2007 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		300,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Number of Shares to Vest Each Month		25,000
Chief Financial Officer [Member] | Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense										$ 103,500
Consultants, Vendors, and Employees [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,772,581
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0.30
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension						5 years
Chief Technical Officer [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.575
Chief Technical Officer [Member] | Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense							$ 68,000
A Consultant [Member] | The 2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								700,000
Sharebased Compensation Arrangement by Sharebased Payment Award Options Granted in Period, Fair Value								$ 238,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.34
A Consultant [Member] | Selling, General and Administrative Expenses [Member] | The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense														$ 79,280	$ 79,280

[1]	The total shares issued in the above table of 158,139,714 assumes that all options and warrants are exercised and that all convertible notes are converted to common stock. The total does not take into account future stock issuances related to the payment of interest.